Subordinated Notes and Debentures	6 Months Ended
Apr. 30, 2026
Subordinated Notes and Debentures [Abstract]
Subordinated Notes and Debentures
NOTE 11: SUBORDINATED NOTES AND DEBENTURES
Issuances
On April 30, 2026, the Bank issued $ 1

billion of Non-Viability Contingent Capital (NVCC)

fixed rate reset notes constituting subordinated

indebtedness of the Bank,
maturing on June 16, 2036. The notes will

bear interest at a fixed rate of
4.208
% per annum (paid semi-annually) until

June 16, 2031, and at the Daily
Compounded Canadian Overnight Repo Rate

Average plus
1.270
% thereafter (paid quarterly) until maturity

on June 16, 2036. With prior approval of

OSFI, the
Bank may, at its option, redeem the notes on or after June 16, 2031,

in whole or in part, at par plus accrued and unpaid

interest on not more than
60

nor less than
10

days' notice to holders.
Redemptions
On March 4, 2026, the Bank redeemed all of

its outstanding $
1.25

billion
4.859
% NVCC subordinated notes due March 4,

2031, constituting subordinated
indebtedness of the Bank, at a redemption price

of
100

per cent of the principal amount, plus accrued

and unpaid interest up to, but excluding,

the redemption
date.